TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Trade and other receivables
Trade receivables		Rp 9,222	Rp 7,363
Other receivables		342	537
Total trade and other receivables	$ 705	9,564	7,900
Gross or Cost
Trade and other receivables
Trade receivables		13,553	10,353
Other receivables		346	542
Provision for impairment
Trade and other receivables
Trade receivables		(4,331)	(2,990)	Rp (3,048)
Other receivables		Rp (4)	Rp (5)